TRADE RECEIVABLES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivables	R$ 6,871.9	R$ 6,225.8
Bad debt provision	(839.9)	(721.0)
Trade receivables, net	6,032.0	5,504.8
Related parties (note 30)	237.9	236.7
Total current trade receivables	R$ 6,269.9	R$ 5,741.5